Other Liabilities, Provisions and Commitments - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of contingent liabilities [line items]
Tax contingencies payable to former shareholders				$ 899
Aggregate amount claimed against company	$ 80,795
Commitments for the Purchase of property, plant and equipment					$ 432
Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount					48,403
Litigation amount	$ 7,342	$ 10,471	$ 7,739
Value Added Tax | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount					8,899
Tax Credits | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount					29,280
Federal Taxes | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount					$ 4,878
Liabilities of amortization of goodwill of business acquisition | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount				2,677
Operations Of Third Party | Brazil
Disclosure of contingent liabilities [line items]
Tax contingencies amount				$ 2,667